SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers Europe Defense Technologies ETF (XDEF)
Xtrackers Europe Market Leaders ETF (XEML)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI EAFE Selection Equity ETF (EASG)
Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA Selection Equity ETF (USSG)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Nifty 500 India ETF (IND)
Xtrackers RREEF Global Natural Resources ETF (NRES)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers S&P 100 Ex Top 20 ETF (XOEX)
Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)
Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)
Xtrackers S&P 500 Scored & Screened ETF (SNPE)
Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)
Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers US National Critical Technologies ETF (CRTC)

The following information replaces similar disclosure under the “WHO MANAGES AND OVERSEES THE FUND(S)” heading of the “FUND DETAILS” section of each fund’s prospectus.
The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In particular, the Advisor may use the portfolio management and other related services of a non-US affiliate of the Advisor, and may provide services to the fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, US registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those in the US.
Please Retain This Supplement for Future Reference
April 13, 2026
PROSTKR26-12